Preference Shares	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Preference Shares
19.
Preference shares

	Series B		Series D1		Series E		Series F		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Amount
		S$’000		S$’000		S$’000		S$’000	S$’000
Financial liability
2021
Beginning of financial year	258,363	59,412	152,224	48,965	84,705	29,303	210,526	61,801	199,481
Accretion cost on Series B, D1, E and F redeemable convertible preference shares (Note 10)	—	3,375	—	2,759	—	1,800	—	3,615	11,549
Conversion of redeemable convertible preference shares to ordinary shares	(258,363)	(62,787)	(152,224)	(51,724)	(84,705)	(31,103)	(210,526)	(65,416)	(211,030)
End of financial year	—	—	—	—	—	—	—	—	—

	Series C		Series D2		Total
	Number of shares	Amount	Number of shares	Amount	Amount
		S$’000		S$’000	S$’000
Equity
2021
Beginning of financial year	70,303	10,000	564,126	49,339	59,339
Conversion of non-redeemable convertible preference shares to ordinary shares	(70,303)	(10,000)	(564,126)	(49,339)	(59,339)
End of financial year	—	—	—	—	—

On 3 August 2021, upon the completion of the acquisition of 100% equity interest in iProperty.com Malaysia Sdn. Bhd., Kid Ruang Yu Co., Ltd., Prakard IPP Co, Ltd. and iProperty (Thailand) Co., Ltd., collectively known as “Panama”, all Series B, C, D1, D2, E and F preference shares were fully converted into ordinary shares pursuant to the terms of the share purchase agreement.